Drilling units (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of drilling units
The following table summarizes the movement for the six months ended June 30, 2020:

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2020	7,048	(647)	6,401
Additions	85	—	85
Depreciation	—	(179)	(179)
Impairment	(1,230)	—	(1,230)
As at June 30, 2020	5,903	(826)	5,077
The following table summarizes the movement for the six months ended June 30, 2021:

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2021	3,108	(988)	2,120
Additions	39	—	39
Depreciation	—	(80)	(80)
Impairment	(152)	—	(152)
As at June 30, 2021	2,995	(1,068)	1,927